Putnam Ultra Short Duration Income Fund
The fund's portfolio
4/30/22 (Unaudited)

CORPORATE BONDS AND NOTES (67.8%)(a)
	Principal amount	Value
Banking (35.2%)
ANZ New Zealand Int'l, Ltd./London 144A company guaranty sr. unsec. FRN (SOFR + 0.60%), 0.808%, 2/18/25 (United Kingdom)	$28,032,000	$27,912,640
Australia & New Zealand Banking Group, Ltd. 144A sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.49%), 0.97%, 11/21/22 (Australia)	24,180,000	24,194,408
Banco Bilbao Vizcaya Argentaria SA sr. unsec. unsub. notes 0.875%, 9/18/23 (Spain)	28,200,000	27,224,665
Banco Santander SA sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 1.12%), 2.131%, 4/12/23 (Spain)	58,074,000	58,415,497
Banco Santander SA sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 1.09%), 1.554%, 2/23/23 (Spain)	26,200,000	26,328,035
Bank of America Corp. sr. unsec. FRN Ser. GMTN, (BBA LIBOR USD 3 Month + 0.96%), 2.144%, 7/23/24	11,340,000	11,384,643
Bank of America Corp. sr. unsec. FRN Ser. MTN, (Bloomberg 3 Month Short Term Bank Yield Index + 0.43%), 0.909%, 5/28/24	71,000,000	70,607,362
Bank of America Corp. sr. unsec. unsub. FRN 3.004%, 12/20/23	36,246,000	36,161,019
Bank of America Corp. sr. unsec. unsub. FRN Ser. MTN, (BBA LIBOR USD 3 Month + 0.79%), 1.373%, 3/5/24	62,949,000	62,959,117
Bank of Montreal sr. unsec. FRN Ser. MTN, (US SOFR Compounded Index + 0.47%), 0.746%, 1/10/25 (Canada)	46,935,000	46,681,833
Bank of Montreal sr. unsec. unsub. FRN Ser. MTN, (US SOFR Compounded Index + 0.71%), 0.961%, 3/8/24 (Canada)	37,475,000	37,497,134
Bank of Montreal sr. unsec. unsub. FRN Ser. MTN, (US SOFR Compounded Index + 0.32%), 0.601%, 7/9/24 (Canada)	37,695,000	37,274,843
Bank of Montreal sr. unsec. unsub. FRN Ser. MTN, (US SOFR Compounded Index + 0.27%), 0.55%, 4/14/23 (Canada)	28,038,000	27,954,917
Bank of New York Mellon Corp. (The) sr. unsec. unsub. FRN (SOFR + 0.62%), 0.90%, 4/25/25	70,069,000	70,087,919
Bank of New York Mellon Corp. (The) sr. unsec. unsub. FRN (SOFR + 0.20%), 0.479%, 10/25/24	32,723,000	32,419,519
Bank of Nova Scotia (The) sr. unsec. FRN (US SOFR Compounded Index + 0.45%), 0.725%, 4/15/24 (Canada)	74,000,000	73,698,820
Bank of Nova Scotia (The) sr. unsec. notes 1.625%, 5/1/23 (Canada)	5,040,000	4,983,311
Bank of Nova Scotia (The) sr. unsec. unsub. FRN (SOFR + 0.38%), 0.66%, 7/31/24 (Canada)	46,700,000	46,361,842
Bank of Nova Scotia (The) sr. unsec. unsub. FRN (SOFR + 0.28%), 0.562%, 6/23/23 (Canada)	25,700,000	25,634,986
Bank of Nova Scotia (The) sr. unsec. unsub. FRN (SOFR + 0.26%), 0.528%, 9/15/23 (Canada)	22,930,000	22,777,018
Bank of Nova Scotia (The) sr. unsec. unsub. FRN Ser. BKNT, (BBA LIBOR USD 3 Month + 0.62%), 1.548%, 9/19/22 (Canada)	5,096,000	5,101,393
Banque Federative du Credit Mutuel SA 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.96%), 2.023%, 7/20/23 (France)	7,635,000	7,674,198
Banque Federative du Credit Mutuel SA 144A sr. unsec. FRN (SOFR + 0.41%), 0.69%, 2/4/25 (France)	70,375,000	69,310,719
Banque Federative du Credit Mutuel SA 144A sr. unsec. notes 2.125%, 11/21/22 (France)	36,233,000	36,183,922
Banque Federative du Credit Mutuel SA 144A sr. unsec. notes 0.65%, 2/27/24 (France)	35,500,000	33,754,811
Barclays PLC sr. unsec. unsub. FRN 4.338%, 5/16/24 (United Kingdom)	18,704,000	18,851,070
Barclays PLC sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 1.38%), 1.839%, 5/16/24 (United Kingdom)	48,288,000	48,596,802
BBVA USA sr. unsec. notes Ser. BKNT, 2.875%, 6/29/22	8,545,000	8,562,445
BNP Paribas SA 144A sr. unsec. notes 2.95%, 5/23/22 (France)	24,365,000	24,386,756
BNP Paribas SA 144A sr. unsec. unsub. notes 3.50%, 3/1/23 (France)	10,214,000	10,261,857
BPCE SA sr. unsec. FRN Ser. MTN, (BBA LIBOR USD 3 Month + 0.88%), 1.403%, 5/31/22 (France)	3,540,000	3,539,988
BPCE SA 144A company guaranty sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 1.22%), 1.70%, 5/22/22 (France)	30,663,000	30,672,737
BPCE SA 144A company guaranty sr. unsec. unsub. notes 3.00%, 5/22/22 (France)	13,000,000	13,009,280
BPCE SA 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 1.24%), 2.043%, 9/12/23 (France)	69,767,000	70,332,113
BPCE SA 144A sr. unsec. FRN (SOFR + 0.57%), 0.85%, 1/14/25 (France)	24,089,000	23,899,155
Canadian Imperial Bank of Commerce sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.72%), 1.605%, 6/16/22 (Canada)	6,300,000	6,302,437
Canadian Imperial Bank of Commerce sr. unsec. unsub. FRN (SOFR + 0.80%), 1.083%, 3/17/23 (Canada)	62,781,000	62,887,288
Canadian Imperial Bank of Commerce sr. unsec. unsub. FRN (SOFR + 0.42%), 0.70%, 10/18/24 (Canada)	37,396,000	37,001,198
Canadian Imperial Bank of Commerce sr. unsec. unsub. FRN (SOFR + 0.34%), 0.623%, 6/22/23 (Canada)	47,455,000	47,301,045
Canadian Imperial Bank of Commerce sr. unsec. unsub. FRN Ser. BKNT, (BBA LIBOR USD 3 Month + 0.66%), 1.463%, 9/13/23 (Canada)	20,445,000	20,514,457
Capital One Bank USA NA unsec. sub. notes 3.375%, 2/15/23	24,166,000	24,304,096
Capital One NA sr. unsec. FRN Ser. BKNT, (BBA LIBOR USD 3 Month + 0.82%), 1.159%, 8/8/22	9,900,000	9,909,040
Citigroup, Inc. sr. unsec. FRN (BBA LIBOR USD 3 Month + 1.43%), 1.953%, 9/1/23	30,501,000	30,555,937
Citigroup, Inc. sr. unsec. FRN (BBA LIBOR USD 3 Month + 1.02%), 1.546%, 6/1/24	89,440,000	89,709,125
Citigroup, Inc. sr. unsec. unsub. FRN (SOFR + 0.67%), 0.949%, 5/1/25	39,605,000	39,094,160
Citizens Bank NA sr. unsec. FRN Ser. BKNT, (BBA LIBOR USD 3 Month + 0.95%), 1.933%, 3/29/23	17,893,000	17,944,055
Commonwealth Bank of Australia 144A sr. unsec. unsub. FRN (SOFR + 0.74%), 1.006%, 3/14/25 (Australia)	65,581,000	65,787,930
Cooperatieve Rabobank UA sr. unsec. FRN (US SOFR Compounded Index + 0.38%), 0.661%, 1/10/25 (Netherlands)	63,599,000	63,308,009
Cooperatieve Rabobank UA sr. unsec. FRN (US SOFR Compounded Index + 0.30%), 0.581%, 1/12/24 (Netherlands)	64,725,000	64,586,912
Cooperatieve Rabobank UA 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.86%), 1.826%, 9/26/23 (Netherlands)	27,341,000	27,489,059
Credit Agricole SA/London 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 1.02%), 2.204%, 4/24/23 (United Kingdom)	65,372,000	65,663,112
Credit Suisse Group AG sr. unsec. FRN (US SOFR Compounded Index + 0.39%), 0.67%, 2/2/24	33,500,000	33,261,581
Credit Suisse Group AG sr. unsec. unsub. FRN (US SOFR Compounded Index + 0.38%), 0.563%, 8/9/23	18,345,000	18,268,699
Credit Suisse Group AG 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 1.24%), 2.043%, 6/12/24 (Switzerland)	71,642,000	72,004,365
Credit Suisse Group Funding Guernsey, Ltd. company guaranty sr. unsec. unsub. notes 3.80%, 9/15/22 (United Kingdom)	31,294,000	31,471,420
DNB Bank ASA 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.62%), 1.124%, 12/2/22 (Norway)	46,725,000	46,790,777
DNB Bank ASA 144A sr. unsec. unsub. FRN (US SOFR Compounded Index + 0.83%), 1.112%, 3/28/25 (Norway)	51,541,000	51,589,964
Federation des Caisses Desjardins du Quebec 144A sr. unsec. FRN (SOFR + 0.43%), 0.65%, 5/21/24 (Canada)	41,990,000	41,686,395
First-Citizens Bank & Trust Co. sr. unsec. sub. FRN 3.929%, 6/19/24	30,599,000	30,775,426
Huntington Bancshares, Inc. unsec. notes 4.35%, 2/4/23	7,864,000	7,918,055
ING Groep NV sr. unsec. FRN (BBA LIBOR USD 3 Month + 1.00%), 1.962%, 10/2/23 (Netherlands)	67,884,000	68,459,901
Intesa Sanpaolo SpA 144A sr. unsec. notes 3.375%, 1/12/23 (Italy)	31,947,000	31,923,112
Intesa Sanpaolo SpA 144A sr. unsec. notes 3.125%, 7/14/22 (Italy)	68,416,000	68,491,405
JPMorgan Chase & Co. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.89%), 2.074%, 7/23/24	28,880,000	28,997,985
JPMorgan Chase & Co. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.73%), 1.914%, 4/23/24	60,212,000	60,297,019
JPMorgan Chase & Co. sr. unsec. unsub. FRN (SOFR + 0.58%), 0.856%, 3/16/24	13,994,000	13,945,651
JPMorgan Chase & Co. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 1.23%), 2.414%, 10/24/23	52,951,000	53,117,741
KeyBank NA sr. unsec. FRN Ser. BKNT, (SOFR + 0.34%), 0.62%, 1/3/24	54,980,000	54,564,351
KeyBank NA sr. unsec. FRN Ser. BKNT, (SOFR + 0.32%), 0.60%, 6/14/24	27,540,000	27,264,380
KeyBank NA sr. unsec. FRN Ser. BKNT, 0.423%, 1/3/24	53,877,000	52,945,244
Lloyds Banking Group PLC sr. unsec. FRN 1.326%, 6/15/23 (United Kingdom)	44,200,000	44,112,820
Lloyds Banking Group PLC sr. unsec. unsub. FRN 2.907%, 11/7/23 (United Kingdom)	19,376,000	19,342,854
Lloyds Banking Group PLC sr. unsec. unsub. FRN 0.695%, 5/11/24 (United Kingdom)	51,410,000	49,892,192
Macquarie Bank, Ltd. 144A sr. unsec. FRN (SOFR + 1.31%), 1.592%, 3/21/25 (Australia)	19,285,000	19,413,243
Mitsubishi UFJ Financial Group, Inc. sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.86%), 2.074%, 7/26/23 (Japan)	99,217,000	99,668,305
Mitsubishi UFJ Financial Group, Inc. sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.74%), 1.244%, 3/2/23 (Japan)	16,300,000	16,335,087
Mitsubishi UFJ Financial Group, Inc. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.79%), 1.974%, 7/25/22 (Japan)	24,138,000	24,155,826
Mizuho Financial Group, Inc. sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.99%), 1.979%, 7/10/24 (Japan)	36,970,000	37,122,822
Mizuho Financial Group, Inc. sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.63%), 1.128%, 5/25/24 (Japan)	36,473,000	36,395,616
Mizuho Financial Group, Inc. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 1.00%), 1.745%, 9/11/24 (Japan)	8,907,000	8,954,541
Mizuho Financial Group, Inc. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.79%), 1.373%, 3/5/23 (Japan)	13,977,000	14,025,217
Mizuho Financial Group, Inc. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.88%), 1.625%, 9/11/22 (Japan)	52,440,000	52,533,658
National Australia Bank, Ltd. 144A sr. unsec. FRN (SOFR + 0.38%), 0.661%, 1/12/25 (Australia)	70,891,000	70,599,464
National Australia Bank, Ltd. 144A sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.41%), 1.213%, 12/13/22 (Australia)	36,650,000	36,689,232
National Bank of Canada company guaranty sr. unsec. FRN 0.90%, 8/15/23 (Canada)	48,000,000	47,766,720
National Bank of Canada company guaranty sr. unsec. FRN (SOFR + 0.49%), 0.666%, 8/6/24 (Canada)	36,500,000	36,211,585
NatWest Group PLC sr. unsec. unsub. FRN 3.498%, 5/15/23 (United Kingdom)	56,615,000	56,617,759
NatWest Group PLC sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 1.55%), 2.516%, 6/25/24 (United Kingdom)	54,317,000	54,648,470
NatWest Group PLC sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 1.47%), 1.976%, 5/15/23 (United Kingdom)	57,732,000	57,725,618
Nordea Bank ABP 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.94%), 1.448%, 8/30/23 (Finland)	8,522,000	8,564,779
Nordea Bank ABP 144A unsec. sub. notes 4.25%, 9/21/22 (Finland)	75,281,000	75,786,989
Royal Bank of Canada sr. unsec. FRN Ser. GMTN, (BBA LIBOR USD 3 Month + 0.36%), 1.404%, 1/17/23 (Canada)	42,500,000	42,482,818
Royal Bank of Canada sr. unsec. unsub. FRN (US SOFR Compounded Index + 0.36%), 0.64%, 7/29/24 (Canada)	37,500,000	37,299,759
Royal Bank of Canada sr. unsec. unsub. FRN Ser. GMTN, (US SOFR Compounded Index + 0.34%), 0.622%, 10/7/24 (Canada)	45,925,000	45,409,538
Royal Bank of Canada sr. unsec. unsub. FRN Ser. MTN, (US SOFR Compounded Index + 0.45%), 0.73%, 10/26/23 (Canada)	27,919,000	27,891,689
Royal Bank of Canada sr. unsec. unsub. notes (SOFR + 0.40%), 0.575%, 8/5/22 (Canada)	27,800,000	27,807,427
Santander Holdings USA, Inc. sr. unsec. unsub. notes 3.40%, 1/18/23	21,353,000	21,411,854
Santander UK Group Holdings PLC sr. unsec. unsub. FRN 3.373%, 1/5/24 (United Kingdom)	45,069,000	45,002,423
Skandinaviska Enskilda Banken AB 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.65%), 1.448%, 12/12/22 (Sweden)	20,000,000	20,056,736
Skandinaviska Enskilda Banken AB 144A sr. unsec. notes (BBA LIBOR USD 3 Month + 0.32%), 0.843%, 9/1/23 (Sweden)	57,957,000	57,772,384
Skandinaviska Enskilda Banken AB 144A sr. unsec. notes 0.55%, 9/1/23 (Sweden)	23,478,000	22,689,092
Sumitomo Mitsui Financial Group, Inc. sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.80%), 1.844%, 10/16/23 (Japan)	32,710,000	32,824,207
Sumitomo Mitsui Financial Group, Inc. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.86%), 1.904%, 7/19/23 (Japan)	13,534,000	13,601,238
Sumitomo Mitsui Financial Group, Inc. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.78%), 1.791%, 7/12/22 (Japan)	10,614,000	10,618,843
Sumitomo Mitsui Financial Group, Inc. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.74%), 1.784%, 1/17/23 (Japan)	20,603,000	20,637,963
Sumitomo Mitsui Financial Group, Inc. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.74%), 1.784%, 10/18/22 (Japan)	5,922,000	5,927,857
Sumitomo Mitsui Financial Group, Inc. sr. unsec. unsub. notes 2.778%, 10/18/22 (Japan)	36,373,000	36,489,757
Sumitomo Mitsui Trust Bank, Ltd. 144A sr. unsec. notes 0.80%, 9/12/23 (Japan)	47,459,000	45,972,374
Sumitomo Mitsui Trust Bank, Ltd. 144A sr. unsec. unsub. FRN (SOFR + 0.44%), 0.706%, 9/16/24 (Japan)	51,242,000	50,907,185
Svenska Handelsbanken AB 144A sr. unsec. notes 0.625%, 6/30/23 (Sweden)	17,000,000	16,550,769
Swedbank AB 144A sr. unsec. FRN (US SOFR Compounded Index + 0.91%), 1.192%, 4/4/25 (Sweden)	28,103,000	28,111,100
Swedbank AB 144A sr. unsec. notes 1.30%, 6/2/23 (Sweden)	19,500,000	19,154,129
Swedbank AB 144A sr. unsec. notes 0.60%, 9/25/23 (Sweden)	9,653,000	9,315,242
Toronto-Dominion Bank (The) sr. unsec. FRN Ser. MTN, (SOFR + 0.35%), 0.611%, 9/10/24 (Canada)	36,820,000	36,452,876
Toronto-Dominion Bank (The) sr. unsec. unsub. FRN Ser. MTN, (BBA LIBOR USD 3 Month + 0.35%), 1.486%, 7/22/22 (Canada)	42,000,000	42,008,904
Toronto-Dominion Bank (The) sr. unsec. unsub. FRN Ser. MTN, (SOFR + 0.91%), 1.17%, 3/8/24 (Canada)	23,419,000	23,501,638
Toronto-Dominion Bank (The) sr. unsec. unsub. FRN Ser. MTN, (SOFR + 0.48%), 0.76%, 1/27/23 (Canada)	57,295,000	57,286,406
Toronto-Dominion Bank (The) sr. unsec. unsub. notes Ser. MTN, 0.45%, 9/11/23 (Canada)	11,127,000	10,774,608
Truist Bank sr. unsec. FRN Ser. BKNT, (SOFR + 0.73%), 0.988%, 3/9/23	38,890,000	38,974,002
Truist Bank sr. unsec. unsub. FRN Ser. BKNT, (SOFR + 0.20%), 0.48%, 1/17/24	55,450,000	55,021,372
U.S. Bank NA sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.40%), 1.043%, 12/9/22	47,500,000	47,517,718
U.S. Bank NA sr. unsec. unsub. FRN Ser. BKNT, (Bloomberg 3 Month Short Term Bank Yield Index + 0.17%), 0.666%, 6/2/23	7,984,000	7,967,952
UBS AG/London 144A sr. unsec. FRN (SOFR + 0.47%), 0.75%, 1/13/25 (United Kingdom)	2,480,000	2,465,779
UBS AG/London 144A sr. unsec. FRN (SOFR + 0.36%), 0.543%, 2/9/24 (United Kingdom)	47,500,000	47,218,468
UBS Group AG 144A sr. unsec. FRN 2.859%, 8/15/23 (Switzerland)	46,684,000	46,592,244
UBS Group AG 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 1.22%), 1.70%, 5/23/23 (Switzerland)	15,030,000	15,036,805
UBS Group AG 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.95%), 1.456%, 8/15/23 (Switzerland)	50,313,000	50,376,038
Wells Fargo & Co. sr. unsec. FRN (BBA LIBOR USD 3 Month + 1.23%), 2.469%, 10/31/23	68,635,000	68,901,284
Wells Fargo & Co. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.90%), 1.369%, 5/17/23	9,100,000	9,124,817
Westpac Banking Corp. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.39%), 1.411%, 1/13/23 (Australia)	17,300,000	17,310,856
Westpac Banking Corp. sr. unsec. unsub. FRN (SOFR + 0.30%), 0.508%, 11/18/24 (Australia)	43,562,000	43,190,024

		4,765,047,077
Basic materials (0.7%)
Celanese US Holdings, LLC company guaranty sr. unsec. unsub. notes 4.625%, 11/15/22 (Germany)	23,775,000	24,054,404
Georgia-Pacific, LLC 144A sr. unsec. notes 0.625%, 5/15/24	23,275,000	22,075,424
Glencore Finance Canada, Ltd. 144A company guaranty sr. unsec. unsub. notes 4.25%, 10/25/22 (Canada)	6,887,000	6,929,631
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 3.00%, 10/27/22	2,490,000	2,495,179
International Flavors & Fragrances, Inc. 144A sr. unsec. notes 0.697%, 9/15/22	14,000,000	13,918,816
Nutrien, Ltd. sr. unsec. notes 1.90%, 5/13/23 (Canada)	15,600,000	15,439,779
Westlake Corp. sr. unsec. notes 0.875%, 8/15/24	7,332,000	6,976,998

		91,890,231
Capital goods (1.7%)
Caterpillar Financial Services Corp. sr. unsec. unsub. FRN Ser. MTN, (SOFR + 0.27%), 0.535%, 9/13/24	18,650,000	18,507,066
Daimler Trucks Finance North America, LLC 144A company guaranty sr. unsec. FRN (SOFR + 1.00%), 1.282%, 4/5/24	23,416,000	23,420,449
Daimler Trucks Finance North America, LLC 144A company guaranty sr. unsec. FRN (SOFR + 0.75%), 1.026%, 12/13/24	23,389,000	23,299,147
Daimler Trucks Finance North America, LLC 144A company guaranty sr. unsec. FRN (SOFR + 0.60%), 0.876%, 12/14/23	28,067,000	27,989,247
Daimler Trucks Finance North America, LLC 144A company guaranty sr. unsec. FRN (SOFR + 0.50%), 0.776%, 6/14/23	37,423,000	37,361,786
Honeywell International, Inc. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.37%), 0.709%, 8/8/22	28,000,000	28,004,933
L3Harris Technologies, Inc. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.75%), 1.453%, 3/10/23	64,900,000	65,071,949

		223,654,577
Communication services (1.4%)
American Tower Corp. sr. unsec. notes 0.60%, 1/15/24(R)	21,400,000	20,459,475
American Tower Corp. sr. unsec. unsub. notes 3.50%, 1/31/23(R)	4,660,000	4,688,462
AT&T, Inc. sr. unsec. FRN (BBA LIBOR USD 3 Month + 1.18%), 1.983%, 6/12/24	35,711,000	36,155,939
AT&T, Inc. sr. unsec. unsub. FRN (US SOFR Compounded Index + 0.64%), 0.922%, 3/25/24	43,033,000	42,991,731
AT&T, Inc. 144A sr. unsec. unsub. notes zero %, 11/27/22	6,000,000	5,919,604
Verizon Communications, Inc. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 1.10%), 1.606%, 5/15/25	80,834,000	81,733,891

		191,949,102
Conglomerates (0.3%)
Siemens Financieringsmaatschappij NV 144A company guaranty sr. unsec. FRN (SOFR + 0.43%), 0.693%, 3/11/24 (Netherlands)	42,200,000	42,241,535

		42,241,535
Consumer cyclicals (2.6%)
BMW US Capital, LLC 144A company guaranty sr. unsec. FRN (SOFR + 0.84%), 1.12%, 4/1/25	14,056,000	14,096,865
BMW US Capital, LLC 144A company guaranty sr. unsec. FRN (US SOFR Compounded Index + 0.53%), 0.812%, 4/1/24	24,200,000	24,162,707
BMW US Capital, LLC 144A company guaranty sr. unsec. FRN (US SOFR Compounded Index + 0.38%), 0.573%, 8/12/24	37,400,000	37,131,042
Daimler Trucks Finance North America, LLC 144A company guaranty sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.84%), 1.151%, 5/4/23	10,615,000	10,677,045
General Motors Financial Co., Inc. company guaranty sr. unsec. FRN (BBA LIBOR USD 3 Month + 1.31%), 2.306%, 6/30/22	14,060,000	14,074,020
General Motors Financial Co., Inc. sr. unsec. sub. FRN (SOFR + 0.76%), 1.011%, 3/8/24	19,350,000	19,231,481
Hyundai Capital America 144A sr. unsec. notes 1.15%, 11/10/22 (South Korea)	16,583,000	16,453,488
Hyundai Capital America 144A sr. unsec. sub. notes 3.00%, 6/20/22 (South Korea)	2,896,000	2,900,001
Magallanes, Inc. 144A company guaranty sr. unsec. FRN (US SOFR Compounded Index + 1.78%), 2.048%, 3/15/24	28,410,000	28,669,293
Toyota Motor Credit Corp. sr. unsec. unsub. FRN (SOFR + 0.29%), 0.555%, 9/13/24	47,610,000	47,372,698
Toyota Motor Credit Corp. sr. unsec. unsub. FRN Ser. MTN, (SOFR + 0.34%), 0.62%, 10/14/22	18,500,000	18,498,332
Toyota Motor Credit Corp. sr. unsec. unsub. FRN Ser. MTN, (US SOFR Compounded Index + 0.33%), 0.611%, 1/11/24	55,600,000	55,391,979
Toyota Motor Credit Corp. sr. unsec. unsub. FRN Ser. MTN, (SOFR + 0.32%), 0.602%, 4/6/23	32,700,000	32,644,117
Volkswagen Group of America Finance, LLC 144A company guaranty sr. unsec. notes 2.90%, 5/13/22	13,112,000	13,117,774
Whirlpool Corp. sr. unsec. unsub. notes 4.70%, 6/1/22	18,328,000	18,358,060

		352,778,902
Consumer finance (4.2%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. FRN (SOFR + 0.68%), 0.962%, 9/29/23 (Ireland)	54,354,000	53,890,898
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. unsub. notes 4.625%, 7/1/22 (Ireland)	17,739,000	17,795,701
Air Lease Corp. sr. unsec. FRN Ser. MTN, (BBA LIBOR USD 3 Month + 0.35%), 1.176%, 12/15/22	70,000,000	69,916,854
American Express Co. sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.75%), 2.036%, 8/3/23	20,359,000	20,420,931
American Express Co. sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.61%), 1.896%, 8/1/22	2,600,000	2,601,549
American Express Co. sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.65%), 1.158%, 2/27/23	5,901,000	5,907,168
American Express Co. sr. unsec. notes 2.50%, 8/1/22	9,300,000	9,315,104
American Express Co. sr. unsec. unsub. FRN (SOFR + 0.93%), 1.176%, 3/4/25	16,863,000	16,976,029
American Express Co. sr. unsec. unsub. FRN (US SOFR Compounded Index + 0.72%), 1.00%, 5/3/24	42,046,000	42,036,616
American Express Co. sr. unsec. unsub. FRN (US SOFR Compounded Index + 0.23%), 0.401%, 11/3/23	37,415,000	37,143,741
American Honda Finance Corp. sr. unsec. FRN Ser. MTN, (BBA LIBOR USD 3 Month + 0.42%), 1.03%, 9/8/23	19,000,000	19,009,483
American Honda Finance Corp. sr. unsec. FRN Ser. MTN, (BBA LIBOR USD 3 Month + 0.37%), 0.736%, 5/10/23	69,262,000	69,291,193
American Honda Finance Corp. sr. unsec. unsub. notes Ser. MTN, 2.60%, 11/16/22	5,026,000	5,042,216
Capital One Financial Corp. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.72%), 1.959%, 1/30/23	54,407,000	54,432,898
Capital One Financial Corp. sr. unsec. unsub. FRN (SOFR + 0.69%), 0.945%, 12/6/24	47,215,000	46,955,506
Discover Financial Services sr. unsec. notes 3.85%, 11/21/22	52,153,000	52,657,441
International Lease Finance Corp. sr. unsec. unsub. notes 5.875%, 8/15/22	2,189,000	2,205,352
Synchrony Financial sr. unsec. notes 2.85%, 7/25/22	38,670,000	38,733,679

		564,332,359
Consumer staples (0.8%)
Conagra Brands, Inc. sr. unsec. unsub. notes 0.50%, 8/11/23	14,000,000	13,538,598
Constellation Brands, Inc. company guaranty sr. unsec. notes 3.20%, 2/15/23	2,480,000	2,484,308
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 3.30%, 10/15/22	1,065,000	1,069,681
General Mills, Inc. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 1.01%), 2.054%, 10/17/23	11,535,000	11,665,353
GSK Consumer Healthcare Capital US, LLC 144A company guaranty sr. unsec. unsub. FRN (SOFR + 0.89%), 1.172%, 3/24/24	20,497,000	20,514,156
Keurig Dr Pepper, Inc. company guaranty sr. unsec. notes 0.75%, 3/15/24	29,313,000	27,980,021
Mondelez International Holdings Netherlands BV 144A company guaranty sr. unsec. notes 2.125%, 9/19/22 (Netherlands)	6,790,000	6,787,419
Nestle Holdings, Inc. 144A company guaranty sr. unsec. notes 0.375%, 1/15/24	13,931,000	13,366,361
Starbucks Corp. sr. unsec. unsub. FRN (US SOFR Compounded Index + 0.42%), 0.615%, 2/14/24	14,016,000	14,029,141

		111,435,038
Energy (0.7%)
Chevron USA, Inc. company guaranty sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.20%), 0.577%, 8/11/23	42,293,000	42,248,961
Chevron USA, Inc. company guaranty sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.11%), 0.505%, 8/12/22	28,196,000	28,194,025
Plains All American Pipeline LP/PAA Finance Corp. sr. unsec. notes 2.85%, 1/31/23	15,893,000	15,848,192
Williams Partners LP sr. unsec. unsub. notes 3.35%, 8/15/22	7,624,000	7,626,908

		93,918,086
Financial (1.8%)
Macquarie Group, Ltd. 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 1.35%), 2.316%, 3/27/24 (Australia)	51,346,000	51,643,737
Macquarie Group, Ltd. 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 1.02%), 1.528%, 11/28/23 (Australia)	62,295,000	62,419,964
Nasdaq, Inc. sr. unsec. notes 0.445%, 12/21/22	23,000,000	22,678,129
Secured Forward-Backed Note 2021-05 144A sr. FRN (BBA LIBOR USD 3 Month + 0.35%), zero %, 6/28/22	82,500,000	82,302,000
Secured Forward-Backed Note 2021-05 144A sr. unsub. FRN (BBA LIBOR USD 3 Month + 0.37%), zero %, 9/28/22	30,000,000	29,910,000

		248,953,830
Health care (2.5%)
AbbVie, Inc. sr. unsec. FRN 1.13%, 11/21/22	22,961,000	22,988,315
AstraZeneca PLC sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.67%), 1.134%, 8/17/23 (United Kingdom)	36,320,000	36,466,646
Becton Dickinson and Co. sr. unsec. FRN (BBA LIBOR USD 3 Month + 1.03%), 1.613%, 6/6/22	25,112,000	25,112,290
Bristol-Myers Squibb Co. sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.38%), 0.839%, 5/16/22	9,300,000	9,300,041
Cigna Corp. company guaranty sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.89%), 1.934%, 7/15/23	64,462,000	64,811,848
CVS Health Corp. sr. unsec. notes 4.75%, 12/1/22	10,500,000	10,598,574
CVS Health Corp. sr. unsec. unsub. notes 3.50%, 7/20/22	4,000,000	4,004,004
Gilead Sciences, Inc. sr. unsec. notes 0.75%, 9/29/23	21,000,000	20,311,683
Roche Holdings, Inc. 144A company guaranty sr. unsec. FRN (SOFR + 0.33%), 0.591%, 9/11/23 (Switzerland)	32,790,000	32,803,417
Stryker Corp. sr. unsec. notes 0.60%, 12/1/23	14,000,000	13,507,018
Thermo Fisher Scientific, Inc. sr. unsec. FRN (US SOFR Compounded Index + 0.53%), 0.81%, 10/18/24	14,025,000	13,998,367
Thermo Fisher Scientific, Inc. sr. unsec. FRN (US SOFR Compounded Index + 0.39%), 0.67%, 10/18/23	32,726,000	32,635,412
Thermo Fisher Scientific, Inc. sr. unsec. FRN (US SOFR Compounded Index + 0.35%), 0.63%, 4/18/23	46,751,000	46,678,793

		333,216,408
Insurance (6.6%)
AIG Global Funding 144A sr. unsub. FRN (SOFR + 0.38%), 0.648%, 12/15/23	37,000,000	36,849,581
Athene Global Funding 144A FRN (US SOFR Compounded Index + 0.72%), 0.997%, 1/7/25	46,845,000	46,216,270
Athene Global Funding 144A FRN (US SOFR Compounded Index + 0.56%), 0.769%, 8/19/24	32,630,000	32,093,601
Athene Global Funding 144A notes 3.00%, 7/1/22	15,891,000	15,916,613
Athene Global Funding 144A sr. FRN (US SOFR Compounded Index + 0.70%), 0.922%, 5/24/24	23,802,000	23,525,879
GA Global Funding Trust 144A FRN (SOFR + 1.36%), 1.641%, 4/11/25	28,086,000	28,018,313
GA Global Funding Trust 144A FRN (SOFR + 0.50%), 0.765%, 9/13/24	9,350,000	9,191,810
Jackson National Life Global Funding 144A FRN (SOFR + 0.60%), 0.882%, 1/6/23	46,750,000	46,769,090
Jackson National Life Global Funding 144A sr. FRN (BBA LIBOR USD 3 Month + 0.73%), 1.696%, 6/27/22	33,784,000	33,792,796
Liberty Mutual Group, Inc. 144A company guaranty sr. unsec. unsub. notes 4.95%, 5/1/22	4,660,000	4,660,000
MassMutual Global Funding II 144A FRN (SOFR + 0.87%), 1.153%, 3/21/25	47,226,000	47,323,304
MassMutual Global Funding II 144A FRN (SOFR + 0.36%), 0.641%, 4/12/24	74,780,000	74,648,387
MassMutual Global Funding II 144A FRN (SOFR + 0.27%), 0.549%, 10/21/24	28,116,000	27,873,427
MassMutual Global Funding II 144A notes 2.25%, 7/1/22	7,440,000	7,457,320
MET Tower Global Funding 144A FRN (SOFR + 0.55%), 0.83%, 1/17/23	13,300,000	13,311,386
MET Tower Global Funding 144A notes 0.55%, 7/13/22	23,000,000	22,952,580
Metropolitan Life Global Funding I 144A company guaranty sr. FRN (SOFR + 0.30%), 0.582%, 9/27/24	19,850,000	19,682,837
Metropolitan Life Global Funding I 144A FRN (SOFR + 0.32%), 0.602%, 1/7/24	27,300,000	27,126,509
Metropolitan Life Global Funding I 144A notes 2.40%, 6/17/22	7,400,000	7,412,632
Metropolitan Life Global Funding I 144A sr. unsub. FRN (US SOFR Compounded Index + 0.91%), 1.193%, 3/21/25	19,175,000	19,241,158
New York Life Global Funding 144A FRN (BBA LIBOR USD 3 Month + 0.52%), 1.223%, 6/10/22	47,550,000	47,549,121
New York Life Global Funding 144A FRN (US SOFR Compounded Index + 0.36%), 0.639%, 10/21/23	9,500,000	9,488,638
New York Life Global Funding 144A FRN (SOFR + 0.22%), 0.50%, 2/2/23	27,255,000	27,223,793
New York Life Global Funding 144A sr. notes (BBA LIBOR USD 3 Month + 0.28%), 1.269%, 1/10/23	56,750,000	56,736,495
New York Life Global Funding 144A sr. unsub. FRN (US SOFR Compounded Index + 0.33%), 0.61%, 1/14/25	9,020,000	8,949,397
Northwestern Mutual Global Funding 144A FRN (SOFR + 0.33%), 0.612%, 3/25/24	27,995,000	27,849,494
Pacific Life Global Funding II 144A company guaranty sr. notes 0.50%, 9/23/23	28,215,000	27,305,236
Pacific Life Global Funding II 144A FRN (SOFR + 0.40%), 0.68%, 1/27/25	46,685,000	46,398,822
Pacific Life Global Funding II 144A unsec. FRN (SOFR + 0.38%), 0.66%, 4/12/24	47,055,000	46,851,722
Principal Life Global Funding II 144A FRN (SOFR + 0.45%), 0.731%, 4/12/24	28,000,000	27,945,444
Principal Life Global Funding II 144A FRN (SOFR + 0.38%), 0.606%, 8/23/24	18,615,000	18,460,026
Protective Life Global Funding 144A notes 0.631%, 10/13/23	11,851,000	11,444,706

		900,266,387
Investment banking/Brokerage (4.3%)
Ares Capital Corp. sr. unsec. unsub. notes 3.50%, 2/10/23	37,474,000	37,467,136
Charles Schwab Corp. (The) sr. unsec. unsub. FRN (US SOFR Compounded Index + 0.50%), 0.781%, 3/18/24	60,160,000	59,983,731
Deutsche Bank AG sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 1.23%), 1.738%, 2/27/23 (Germany)	24,430,000	24,531,035
Deutsche Bank AG sr. unsec. unsub. FRN (SOFR + 0.50%), 0.678%, 11/8/23 (Germany)	32,732,000	32,541,239
Deutsche Bank AG sr. unsec. unsub. notes 3.30%, 11/16/22 (Germany)	23,876,000	23,939,928
Discover Bank sr. unsec. notes Ser. BKNT, 3.35%, 2/6/23	41,041,000	41,298,247
Goldman Sachs Group, Inc. (The) sr. unsec. FRN (BBA LIBOR USD 3 Month + 1.05%), 1.633%, 6/5/23	7,263,000	7,263,426
Goldman Sachs Group, Inc. (The) sr. unsec. FRN (SOFR + 0.58%), 0.831%, 3/8/24	65,854,000	65,339,153
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.75%), 1.214%, 2/23/23	35,149,000	35,148,293
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. FRN (SOFR + 0.49%), 0.769%, 10/21/24	18,700,000	18,438,153
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. FRN (SOFR + 0.50%), 0.761%, 9/10/24	37,185,000	36,790,318
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. FRN (SOFR + 0.00%), 0.744%, 11/17/23	19,200,000	19,133,224
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. FRN 0.627%, 11/17/23	9,400,000	9,255,779
Morgan Stanley sr. unsec. FRN Ser. MTN, 0.56%, 11/10/23	18,500,000	18,246,027
Morgan Stanley sr. unsec. FRN Ser. MTN, 0.529%, 1/25/24	23,000,000	22,522,440
Morgan Stanley sr. unsec. unsub. FRN Ser. GMTN, (BBA LIBOR USD 3 Month + 1.22%), 1.559%, 5/8/24	62,439,000	62,757,243
Morgan Stanley unsec. sub. notes 4.875%, 11/1/22	72,216,000	73,179,142

		587,834,514
Real estate (0.4%)
Public Storage sr. unsec. FRN (SOFR + 0.47%), 0.749%, 4/23/24	28,100,000	28,021,103
Simon Property Group LP sr. unsec. unsub. FRN (US SOFR Compounded Index + 0.43%), 0.711%, 1/11/24(R)	28,054,000	27,982,640

		56,003,743
Technology (0.2%)
Advanced Micro Devices, Inc. sr. unsec. unsub. notes 7.50%, 8/15/22	1,800,000	1,823,994
Analog Devices, Inc. sr. unsec. FRN (SOFR + 0.25%), 0.532%, 10/1/24	11,205,000	11,151,725
VMware, Inc. sr. unsec. notes 1.00%, 8/15/24	18,765,000	17,647,946

		30,623,665
Utilities and power (4.4%)
American Electric Power Co., Inc. jr. unsec. sub. notes 2.031%, 3/15/24	9,840,000	9,580,000
American Electric Power Co., Inc. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.48%), 1.766%, 11/1/23	23,858,000	23,859,834
American Electric Power Co., Inc. sr. unsec. unsub. notes 0.75%, 11/1/23	9,500,000	9,129,886
Atmos Energy Corp. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.38%), 1.023%, 3/9/23	18,700,000	18,709,538
Dominion Energy, Inc. sr. unsec. unsub. FRN Ser. D, (BBA LIBOR USD 3 Month + 0.53%), 1.356%, 9/15/23	23,938,000	23,895,790
Dominion Energy, Inc. sr. unsec. unsub. notes 2.75%, 9/15/22	17,410,000	17,415,958
Duke Energy Carolinas, LLC sr. notes 3.05%, 3/15/23	28,893,000	29,172,351
Duke Energy Corp. sr. unsec. FRN (SOFR + 0.25%), 0.511%, 6/10/23	18,629,000	18,558,344
Enbridge, Inc. company guaranty sr. unsec. FRN (SOFR + 0.40%), 0.604%, 2/17/23 (Canada)	18,620,000	18,582,648
Enbridge, Inc. company guaranty sr. unsec. notes 0.55%, 10/4/23 (Canada)	9,341,000	8,998,556
Enbridge, Inc. company guaranty sr. unsec. unsub. FRN (US SOFR Compounded Index + 0.63%), 0.833%, 2/16/24 (Canada)	23,380,000	23,408,784
Eversource Energy sr. unsec. unsub. FRN (US SOFR Compounded Index + 0.25%), 0.446%, 8/15/23	18,600,000	18,551,743
Kinder Morgan Energy Partners LP company guaranty sr. unsec. unsub. notes 3.95%, 9/1/22	8,656,000	8,662,542
Kinder Morgan Energy Partners LP company guaranty sr. unsec. unsub. notes 3.45%, 2/15/23	17,495,000	17,579,693
Kinder Morgan, Inc. company guaranty sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 1.28%), 2.324%, 1/15/23	12,407,000	12,462,299
Kinder Morgan, Inc. company guaranty sr. unsec. unsub. notes 3.15%, 1/15/23	4,845,000	4,857,954
Mississippi Power Co. sr. unsec. unsub. FRN (SOFR + 0.30%), 0.582%, 6/28/24	21,857,000	21,640,009
NextEra Energy Capital Holdings, Inc. company guaranty sr. unsec. unsub. FRN (US SOFR Compounded Index + 0.54%), 0.773%, 3/1/23	18,700,000	18,677,871
NextEra Energy Capital Holdings, Inc. company guaranty sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.27%), 0.75%, 2/22/23	70,700,000	70,503,861
NextEra Energy Capital Holdings, Inc. company guaranty sr. unsec. unsub. FRN (US SOFR Compounded Index + 0.40%), 0.68%, 11/3/23	61,776,000	61,437,836
ONEOK Partners LP company guaranty sr. unsec. unsub. notes 3.375%, 10/1/22	49,821,000	49,899,478
PPL Electric Utilities Corp. sr. FRN (SOFR + 0.33%), 0.612%, 6/24/24	7,765,000	7,719,728
PPL Electric Utilities Corp. sr. unsub. FRN (BBA LIBOR USD 3 Month + 0.25%), 1.216%, 9/28/23	9,000,000	8,962,776
Southern Co. (The) sr. unsec. FRN (SOFR + 0.37%), 0.555%, 5/10/23	56,269,000	56,098,492
TransCanada PipeLines, Ltd. sr. unsec. unsub. notes 1.00%, 10/12/24 (Canada)	23,370,000	21,933,200
Xcel Energy, Inc. sr. unsec. notes 0.50%, 10/15/23	9,189,000	8,859,614

		589,158,785

Total corporate bonds and notes (cost $9,240,129,271)		$9,183,304,239

COMMERCIAL PAPER (20.3%)(a)
	Yield (%)	Maturity date	Principal amount	Value
Albermarle Corp.	1.301	5/6/22	$13,600,000	$13,598,122
Albermarle Corp.	1.101	5/25/22	29,700,000	29,678,357
Albermarle Corp.	1.101	5/23/22	27,250,000	27,231,961
Albermarle Corp.	1.101	5/13/22	28,000,000	27,990,646
Albermarle Corp.	1.101	5/12/22	28,000,000	27,991,537
Albermarle Corp.	1.001	5/2/22	16,000,000	15,999,152
Amcor Finance (USA), Inc.	0.971	5/20/22	28,900,000	28,885,974
Amcor Finance (USA), Inc.	0.931	5/6/22	10,000,000	9,998,794
Amcor Flexibles North America, Inc.	0.919	5/4/22	45,000,000	44,996,181
Arrow Electronics, Inc.	1.201	5/18/22	25,250,000	25,236,740
Arrow Electronics, Inc.	1.100	5/11/22	49,450,000	49,434,522
Arrow Electronics, Inc.	1.000	5/4/22	46,750,000	46,744,195
Arrow Electronics, Inc.	0.900	5/2/22	15,000,000	14,998,914
AT&T, Inc.	1.024	7/12/22	25,300,000	25,232,757
Autonation, Inc.	0.750	5/2/22	76,500,000	76,495,263
Aviation Capital Group, LLC	1.351	5/9/22	28,250,000	28,245,433
Aviation Capital Group, LLC	0.940	5/2/22	96,000,000	95,996,168
Conagra Brands, Inc.	0.750	5/2/22	44,175,000	44,172,107
Crown Castle International Corp.	1.452	5/5/22	22,400,000	22,397,066
Crown Castle International Corp.	1.402	5/17/22	23,250,000	23,238,561
Crown Castle International Corp.	1.329	5/10/22	53,150,000	53,135,790
Crown Castle International Corp.	1.203	5/3/22	24,000,000	23,997,981
Crown Castle International Corp.	1.211	5/4/22	15,250,000	15,248,367
Danaher Corp.	0.800	5/9/22	46,500,000	46,492,069
Dominion Energy, Inc.	0.910	5/11/22	28,000,000	27,993,625
Enbridge US, Inc.	1.061	1/19/23	24,250,000	23,853,319
Enbridge US, Inc.	1.031	5/19/22	29,000,000	28,984,421
Enbridge US, Inc.	1.001	5/16/22	14,000,000	13,993,991
Enbridge US, Inc.	0.951	5/4/22	8,000,000	7,999,129
Enbridge US, Inc.	1.001	5/12/22	9,250,000	9,247,144
Enel Finance America, LLC	0.622	7/13/22	9,450,000	9,424,406
Energy Transfer LP	0.800	5/2/22	138,250,000	138,241,431
Evergy Missouri West, Inc.	1.051	5/24/22	27,500,000	27,482,679
Fidelity National Information Services, Inc.	1.051	5/24/22	43,000,000	42,972,916
Fidelity National Information Services, Inc.	0.951	5/11/22	44,100,000	44,089,960
Fiserv, Inc.	0.850	5/9/22	40,000,000	39,992,467
FMC Corp.	1.402	5/19/22	23,900,000	23,885,222
FMC Corp.	1.351	5/18/22	14,000,000	13,991,909
FMC Corp.	1.201	5/4/22	19,000,000	18,997,649
FMC Corp.	1.151	5/6/22	23,250,000	23,245,841
FMC Corp.	0.750	5/2/22	46,000,000	45,996,692
Fortune Brands Home & Security, Inc.	1.251	5/23/22	9,250,000	9,244,635
Fortune Brands Home & Security, Inc.	1.038	5/3/22	40,000,000	39,997,196
Fortune Brands Home & Security, Inc.	1.001	5/4/22	11,500,000	11,498,971
Fortune Brands Home & Security, Inc.	0.945	5/2/22	28,000,000	27,998,556
Fortune Brands Home & Security, Inc.	1.151	5/9/22	43,000,000	42,991,376
General Motors Financial Co., Inc.	1.453	6/14/22	18,750,000	18,720,699
General Motors Financial Co., Inc.	1.282	5/16/22	9,250,000	9,245,868
General Motors Financial Co., Inc.	1.201	5/19/22	9,000,000	8,995,075
General Motors Financial Co., Inc.	1.151	5/3/22	9,250,000	9,249,191
General Motors Financial Co., Inc.	1.100	5/5/22	3,200,000	3,199,565
General Motors Financial Co., Inc.	0.997	5/2/22	31,250,000	31,247,987
Glencore Funding, LLC	1.021	5/20/22	46,000,000	45,978,050
Healthpeak Properties, Inc.	1.001	5/18/22	30,000,000	29,986,937
Healthpeak Properties, Inc.	1.001	5/17/22	72,485,000	72,455,789
Healthpeak Properties, Inc.	0.951	5/10/22	12,000,000	11,997,433
HSBC USA, Inc.	0.725	1/3/23	28,250,000	27,798,636
HSBC USA, Inc.	0.725	12/28/22	23,250,000	22,892,026
HSBC USA, Inc.	0.330	7/8/22	46,750,000	46,747,289
Humana, Inc.	1.151	5/19/22	12,000,000	11,994,367
Humana, Inc.	1.151	5/16/22	14,000,000	13,994,711
Humana, Inc.	1.051	5/17/22	14,000,000	13,994,295
Humana, Inc.	0.951	5/5/22	18,250,000	18,248,233
Humana, Inc.	0.601	5/2/22	9,250,000	9,249,595
Intercontinental Exchange, Inc.	1.011	5/18/22	18,000,000	17,991,162
Intercontinental Exchange, Inc.	1.001	5/20/22	27,613,000	27,596,046
Intercontinental Exchange, Inc.	1.001	5/5/22	13,250,000	13,247,854
Intercontinental Exchange, Inc.	0.971	5/3/22	9,580,000	9,578,975
International Flavors & Fragrances, Inc.	2.058	7/5/22	18,750,000	18,706,485
International Flavors & Fragrances, Inc.	1.645	6/1/22	27,500,000	27,474,288
International Flavors & Fragrances, Inc.	1.552	5/11/22	14,000,000	13,996,813
International Flavors & Fragrances, Inc.	1.425	5/5/22	14,400,000	14,398,546
International Flavors & Fragrances, Inc.	0.852	5/18/22	14,000,000	13,994,126
Louisville Gas and Electric Co.	1.001	5/19/22	23,250,000	23,239,796
Mohawk Industries, Inc.	1.001	5/25/22	25,250,000	25,232,439
Nasdaq, Inc.	0.971	5/23/22	9,250,000	9,244,493
National Grid North America, Inc.	1.101	5/31/22	37,500,000	37,466,234
National Grid North America, Inc.	1.051	5/23/22	28,000,000	27,983,424
National Grid North America, Inc.	1.051	5/20/22	35,000,000	34,983,013
Nutrien, Ltd. (Canada)	1.151	5/26/22	18,750,000	18,736,163
Nutrien, Ltd. (Canada)	1.112	5/18/22	18,750,000	18,741,737
Plains Midstream Canada ULC (Canada)	0.900	5/6/22	46,500,000	46,494,214
Plains Midstream Canada ULC (Canada)	0.800	5/2/22	48,500,000	48,497,712
PPG Industries, Inc.	0.931	5/4/22	15,000,000	14,998,769
PPG Industries, Inc.	0.901	5/6/22	12,750,000	12,748,463
PPL Capital Funding, Inc.	1.001	5/5/22	43,925,000	43,920,564
Realty Income Corp.	0.870	5/13/22	20,725,000	20,719,294
Realty Income Corp.	0.870	5/12/22	18,550,000	18,545,345
Sherwin-Williams Co. (The)	0.880	5/16/22	18,750,000	18,743,244
Southern Co. Funding Corp.	0.860	5/6/22	3,000,000	2,999,638
Thermo Fisher Scientific, Inc.	0.501	6/1/22	58,500,000	58,445,303
TransCanada PipeLines, Ltd. (Canada)	1.101	5/27/22	11,250,000	11,241,574
TransCanada PipeLines, Ltd. (Canada)	1.101	5/25/22	28,000,000	27,981,294
TransCanada PipeLines, Ltd. (Canada)	1.101	5/24/22	7,250,000	7,245,434
TransCanada PipeLines, Ltd. (Canada)	0.951	5/3/22	9,250,000	9,249,407
TransCanada PipeLines, Ltd. (Canada)	0.900	5/6/22	10,000,000	9,998,794
VW Credit, Inc.	0.910	5/16/22	21,683,000	21,675,249
Walgreens Boots Alliance, Inc.	0.950	5/13/22	12,000,000	11,996,393
WEC Energy Group, Inc.	0.971	5/16/22	21,500,000	21,492,314
Welltower, Inc.	1.001	5/19/22	28,000,000	27,987,353
Welltower, Inc.	0.830	5/9/22	19,000,000	18,996,527
Westpac Banking Corp. (Australia)	0.770	3/21/23	46,850,000	46,875,784

Total commercial paper (cost $2,749,751,640)				$2,749,020,201

ASSET-BACKED SECURITIES (7.6%)(a)
	Principal amount	Value
1Sharpe Mortgage Trust 144A FRB Ser. 20-1, Class NOTE, (BBA LIBOR USD 3 Month + 2.90%), 3.025%, 7/25/24	$36,188,000	$36,097,530
AmeriCredit Automobile Receivables Trust Ser. 22-1, Class A3, 2.45%, 11/18/26	4,160,000	4,077,870
Bank of The West Auto Trust 144A Ser. 19-1, Class A3, 2.43%, 4/15/24	3,783,085	3,789,459
BMW Vehicle Lease Trust
Ser. 22-1, Class A2, 0.67%, 5/28/24	5,750,000	5,691,347
Ser. 21-2, Class A2, 0.19%, 11/27/23	8,253,057	8,201,272
Canadian Pacer Auto Receivables Trust 144A Ser. 21-1A, Class A2A, 0.24%, 10/19/23 (Canada)	4,447,764	4,434,559
Capital One Prime Auto Receivables Trust Ser. 20-1, Class A3, 1.60%, 11/15/24	7,896,356	7,869,050
CarMax Auto Owner Trust
Ser. 22-2, Class A3, 3.49%, 2/16/27	14,000,000	13,991,418
Ser. 18-4, Class A3, 3.36%, 9/15/23	2,212,737	2,215,463
Ser. 19-1, Class A3, 3.05%, 3/15/24	1,511,863	1,515,717
Ser. 19-3, Class A3, 2.18%, 8/15/24	6,884,843	6,888,472
Ser. 20-1, Class A3, 1.89%, 12/16/24	11,080,982	11,037,687
Ser. 20-3, Class A3, 0.62%, 3/17/25	14,977,738	14,834,116
Ser. 21-1, Class A2A, 0.22%, 2/15/24	601,534	600,862
Carvana Auto Receivables Trust Ser. 21-P4, Class A3, 1.31%, 1/11/27	34,305,000	33,060,816
Citibank Credit Card Issuance Trust FRB Ser. 17-A7, Class A7, (1 Month US LIBOR + 0.37%), 0.821%, 8/8/24	5,000,000	5,003,146
Discover Card Execution Note Trust Ser. 19-A3, Class A, 1.89%, 10/15/24	39,873,000	39,911,358
First Investors Auto Owner Trust 144A Ser. 22-1A, Class A, 2.03%, 1/15/27	13,549,888	13,327,340
Ford Credit Auto Owner Trust
Ser. 19-B, Class A3, 2.23%, 10/15/23	2,538,007	2,541,589
Ser. 20-A, Class A3, 1.04%, 8/15/24	20,222,283	20,100,666
Ser. 21-A, Class A2, 0.17%, 10/15/23	6,031,556	6,020,095
Ford Credit Auto Owner Trust 144A Ser. 18-2, Class A, 3.47%, 1/15/30	12,955,000	13,031,346
Ford Credit Floorplan Master Owner Trust Ser. 20-1, Class A1, 0.70%, 9/15/25	31,000,000	30,014,882
General Motors Financial Floorplan Owner Revolving Trust 144A Ser. 20-1, Class A, 0.68%, 8/15/25	26,500,000	25,708,445
GM Financial Automobile Leasing Trust
Ser. 20-3, Class A3, 0.45%, 8/21/23	41,072,431	40,936,662
Ser. 21-3, Class A2, 0.24%, 12/20/23	3,268,042	3,244,357
GM Financial Consumer Automobile Receivables Trust
Ser. 18-4, Class A3, 3.21%, 10/16/23	1,219,732	1,220,552
Ser. 22-2, Class A3, 3.10%, 2/16/27	15,000,000	14,982,279
Ser. 20-4, Class A3, 0.38%, 8/18/25	3,000,000	2,954,847
Ser. 21-1, Class A2, 0.23%, 11/16/23	2,682,254	2,679,676
Golden Credit Card Trust 144A
Ser. 18-4A, Class A, 3.44%, 8/15/25	1,250,000	1,261,119
FRB Ser. 17-4A, Class A, (1 Month US LIBOR + 0.52%), 1.074%, 7/15/24	59,680,000	59,704,188
Harley-Davidson Motorcycle Trust Ser. 21-B, Class A2, 0.24%, 12/16/24	6,674,079	6,651,981
Honda Auto Receivables Owner Trust
Ser. 19-2, Class A4, 2.54%, 3/21/25	8,000,000	8,024,773
Ser. 19-4, Class A3, 1.83%, 1/18/24	3,789,000	3,783,499
Ser. 20-2, Class A3, 0.82%, 7/15/24	8,759,305	8,687,960
Ser. 20-3, Class A3, 0.37%, 10/18/24	12,042,607	11,883,293
Ser. 21-2, Class A2, 0.17%, 11/15/23	5,403,583	5,379,098
Ser. 21-1, Class A2, 0.16%, 7/21/23	4,286,218	4,279,373
Mello Warehouse Securitization Trust 144A
FRB Ser. 20-2, Class A, (1 Month US LIBOR + 0.80%), 1.468%, 11/25/53	8,620,800	8,620,800
FRB Ser. 21-2, Class A, (1 Month US LIBOR + 0.75%), 1.418%, 4/25/55	35,465,000	35,465,000
FRB Ser. 21-1, Class A, (1 Month US LIBOR + 0.70%), 1.157%, 2/25/55	28,574,000	28,574,000
Mercedes-Benz Auto Receivables Trust
Ser. 19-1, Class A3, 1.94%, 3/15/24	9,958,672	9,967,069
Ser. 21-1, Class A2, 0.21%, 7/15/24	10,334,614	10,246,508
Mortgage Repurchase Agreement Financing Trust 144A FRB Ser. 21-S1, Class A1, (1 Month US LIBOR + 0.50%), 0.988%, 9/10/22	33,981,000	33,935,643
MRA Issuance Trust 144A
FRB Ser. 20-7, Class A, (1 Month US LIBOR + 1.30%), 1.755%, 9/15/22	8,128,000	7,999,480
FRB Ser. 20-2, Class A2, (1 Month US LIBOR + 1.45%), 1.655%, 8/15/22	45,609,000	45,608,936
FRB Ser. 21-8, Class A2X, (1 Month US LIBOR + 1.15%), 1.381%, 5/15/22	46,725,000	46,724,817
NewRez Warehouse Securitization Trust 144A FRB Ser. 21-1, Class A, (1 Month US LIBOR + 0.75%), 1.418%, 5/25/55	30,497,000	30,169,523
Nissan Auto Receivables Owner Trust
Ser. 19-A, Class A3, 2.90%, 10/16/23	1,982,658	1,988,669
Ser. 19-B, Class A3, 2.50%, 11/15/23	5,636,964	5,656,093
Ser. 19-C, Class A3, 1.93%, 7/15/24	8,918,292	8,915,500
Ser. 20-B, Class A3, 0.55%, 7/15/24	21,504,336	21,351,741
Santander Consumer Auto Receivables Trust 144A
Ser. 20-BA, Class A4, 0.54%, 4/15/25	8,925,000	8,842,408
Ser. 21-AA, Class A2, 0.23%, 11/15/23	854,685	854,107
Santander Retail Auto Lease Trust 144A Ser. 20-B, Class A2, 0.42%, 11/20/23	2,603,246	2,592,148
Station Place Securitization Trust 144A
FRB Ser. 22-2, Class A1, (CME TERM SOFR 1 Month + 0.93%), 1.576%, 5/25/23	49,752,000	49,752,000
FRB Ser. 21-14, Class A1, (1 Month US LIBOR + 0.70%), 1.368%, 12/8/22	16,990,000	16,990,000
FRB Ser. 21-16, Class A1, (1 Month US LIBOR + 0.62%), 1.288%, 11/7/22	50,695,000	50,695,000
FRB Ser. 21-10, Class A, (1 Month US LIBOR + 0.75%), zero %, 8/8/22	50,432,000	50,432,000
Towd Point Asset Trust 144A FRB Ser. 18-SL1, Class A, (1 Month US LIBOR + 0.60%), 1.268%, 1/25/46	878,261	875,478
Toyota Auto Receivables Owner Trust
Ser. 18-D, Class A4, 3.30%, 2/15/24	2,050,694	2,061,437
Ser. 18-C, Class A4, 3.13%, 2/15/24	4,524,180	4,540,584
Ser. 19-B, Class A3, 2.57%, 8/15/23	365,421	366,018
Ser. 20-B, Class A3, 1.36%, 8/15/24	24,037,335	23,969,237
Ser. 21-C, Class A2, 0.20%, 5/15/24	5,208,062	5,171,309
Ser. 21-A, Class A2, 0.16%, 7/17/23	2,714,044	2,710,795
UNIFY Auto Receivables Trust 144A Ser. 21-1A, Class A2, 0.39%, 2/15/24	2,898,155	2,896,760
Volkswagen Auto Loan Enhanced Trust
Ser. 20-1, Class A3, 0.98%, 11/20/24	6,282,276	6,229,866
Ser. 21-1, Class A2, 0.49%, 10/21/24	9,613,825	9,522,589
World Omni Auto Receivables Trust
Ser. 18-D, Class A4, 3.44%, 12/16/24	2,000,000	2,056,240
Ser. 18-C, Class A4, 3.27%, 9/16/24	1,369,000	1,375,727
Ser. 18-C, Class A3, 3.13%, 11/15/23	1,339,141	1,340,417
Ser. 21-A, Class A2, 0.17%, 2/15/24	5,917,626	5,909,592

Total asset-backed securities (cost $1,036,874,558)		$1,030,045,653

MORTGAGE-BACKED SECURITIES (3.3%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (—%)
Federal Home Loan Mortgage Corporation
REMICs Ser. 1619, Class PZ, 6.50%, 11/15/23	$7,189	$7,337
REMICs Ser. 3724, Class CM, 5.50%, 6/15/37	66,863	70,465
REMICs Ser. 3316, Class CD, 5.50%, 5/15/37	23,360	24,507
REMICs Ser. 3539, Class PM, 4.50%, 5/15/37	6,424	6,540
REMICs Ser. 3611, PO, zero %, 7/15/34	22,285	19,547
Federal National Mortgage Association
REMICs Ser. 11-60, Class PA, 4.00%, 10/25/39	5,005	4,935
REMICs Ser. 10-81, Class AP, 2.50%, 7/25/40	15,119	14,940
REMICs FRB Ser. 10-90, Class GF, (1 Month US LIBOR + 0.50%), 1.168%, 8/25/40	229,683	225,486
REMICs FRB Ser. 06-74, Class FL, (1 Month US LIBOR + 0.35%), 1.018%, 8/25/36	164,729	164,364
REMICs FRB Ser. 05-63, Class FC, (1 Month US LIBOR + 0.25%), 0.918%, 10/25/31	303,121	301,790
Government National Mortgage Association Ser. 09-32, Class AB, 4.00%, 5/16/39	5,747	5,824

		845,735
Residential mortgage-backed securities (non-agency) (3.3%)
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
FRB Ser. 04-R5, Class M1, (1 Month US LIBOR + 0.87%), 1.538%, 7/25/34	448,233	447,063
FRB Ser. 05-R4, Class M3, (1 Month US LIBOR + 0.72%), 1.388%, 7/25/35	5,980,974	5,961,210
FRB Ser. 05-R11, Class M2, (1 Month US LIBOR + 0.71%), 1.373%, 1/25/36	3,587,123	3,575,388
FRB Ser. 05-R9, Class M1, (1 Month US LIBOR + 0.71%), 1.373%, 11/25/35	7,846,309	7,775,833
Angel Oak Mortgage Trust 144A
Ser. 19-2, Class A1, 3.628%, 3/25/49(WAC)	221,964	221,824
Ser. 19-5, Class A1, 2.593%, 10/25/49(WAC)	1,231,985	1,228,564
Angel Oak Mortgage Trust I, LLC 144A
Ser. 19-1, Class A1, 3.92%, 11/25/48(WAC)	1,437,490	1,432,603
FRB Ser. 18-3, Class A1, 3.649%, 9/25/48(WAC)	1,037,516	1,036,776
Ser. 19-4, Class A1, 2.993%, 7/26/49(WAC)	3,412,888	3,412,888
Angel Oak Mortgage Trust LLC 144A Ser. 20-3, Class A1, 1.691%, 4/25/65(WAC)	13,661,043	13,223,890
Arroyo Mortgage Trust 144A
Ser. 19-2, Class A1, 3.347%, 4/25/49(WAC)	5,151,663	5,045,679
Ser. 19-3, Class A1, 2.962%, 10/25/48(WAC)	6,753,613	6,582,368
Bear Stearns Asset Backed Securities I Trust FRB Ser. 07-HE7, Class 1A1, (1 Month US LIBOR + 1.00%), 1.668%, 10/25/37	1,202,632	1,202,021
BRAVO Residential Funding Trust 144A
Ser. 19-1, Class A1C, 3.50%, 3/25/58	2,415,947	2,402,365
Ser. 19-NQM2, Class A1, 2.748%, 11/25/59(WAC)	6,418,776	6,339,183
Ser. 20-NQM1, Class A1, 1.449%, 5/25/60(WAC)	5,786,500	5,694,848
FRB Ser. 21-HE1, Class A1, (US 30 Day Average SOFR + 0.75%), 1.039%, 1/25/70	11,959,384	11,459,805
Ser. 21-NQM2, Class A1, 0.97%, 3/25/60(WAC)	8,892,570	8,580,356
Ser. 21-NQM1, Class A1, 0.941%, 2/25/49(WAC)	5,017,919	4,727,818
Carrington Mortgage Loan Trust
FRB Ser. 06-RFC1, Class A4, (1 Month US LIBOR + 0.48%), 1.148%, 3/25/36	674,472	674,083
FRB Ser. 07-HE1, Class A3, (1 Month US LIBOR + 0.19%), 0.858%, 6/25/37	5,390,735	5,322,124
Cascade Funding Mortgage Trust 144A Ser. 21-HB6, Class A, 0.898%, 6/25/36(WAC)	6,967,132	6,877,916
Cascade Funding Mortgage Trust, LLC 144A Ser. 21-HB5, Class A, 0.801%, 2/25/31(WAC)	12,932,995	12,405,704
CIT Mortgage Loan Trust 144A FRB Ser. 07-1, Class 2A3, (1 Month US LIBOR + 1.45%), 2.118%, 10/25/37	159,012	159,086
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 06-WFH1, Class M4, (1 Month US LIBOR + 0.75%), 1.418%, 1/25/36	1,215,003	1,212,825
COLT Funding, LLC 144A Ser. 21-3R, Class A1, 1.051%, 12/25/64(WAC)	3,874,413	3,680,693
COLT Mortgage Loan Trust 144A Ser. 21-HX1, Class A1, 1.11%, 10/25/66(WAC)	21,776,029	19,837,963
Countrywide Asset-Backed Certificates FRB Ser. 05-BC3, Class M4, (1 Month US LIBOR + 1.50%), 2.168%, 6/25/35	760,238	759,252
Credit Suisse Mortgage Capital Certificates 144A
Ser. 20-SPT1, Class A2, 2.229%, 4/25/65	6,500,000	6,382,979
FRB Ser. 20-SPT1, Class A1, 1.616%, 4/25/65	2,855,222	2,831,047
Credit Suisse Mortgage Trust 144A Ser. 20-AFC1, Class A1, 2.24%, 2/25/50(WAC)	11,931,642	11,502,503
Credit-Based Asset Servicing and Securitization, LLC FRB Ser. 05-CB7, Class M1, (1 Month US LIBOR + 0.62%), 1.283%, 11/25/35	590,968	589,317
CSMC Trust 144A
Ser. 19-NQM1, Class A1, 2.656%, 10/25/59	5,743,678	5,661,803
Ser. 15-2R, Class 7A3, 2.443%, 8/27/36(WAC)	560,214	561,000
CWABS Asset-Backed Certificates Trust FRB Ser. 04-10, Class MV3, (1 Month US LIBOR + 1.13%), 1.793%, 12/25/34	1,165,493	1,165,551
Ellington Financial Mortgage Trust 144A
Ser. 19-2, Class A1, 2.739%, 11/25/59(WAC)	4,032,390	4,005,385
Ser. 20-2, Class A1, 1.178%, 10/25/65(WAC)	2,025,041	1,938,571
Encore Credit receivables Trust FRB Ser. 05-4, Class M3, (1 Month US LIBOR + 0.71%), 1.373%, 1/25/36	3,912,195	3,860,375
EquiFirst Mortgage Loan Trust FRB Ser. 05-1, Class M3, (1 Month US LIBOR + 0.48%), 1.388%, 4/25/35	524,444	524,276
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 14-HQ1, Class M3, (1 Month US LIBOR + 4.10%), 4.768%, 8/25/24	143,125	143,214
Structured Agency Credit Risk Debt FRN Ser. 17-DNA3, Class M2AR, (1 Month US LIBOR + 0.75%), 1.418%, 3/25/30	9,224,673	9,194,605
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust FRB Ser. 18-HRP2, Class M2, (1 Month US LIBOR + 1.25%), 1.918%, 2/25/47	1,812,369	1,812,873
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class M1, (1 Month US LIBOR + 0.75%), 1.418%, 10/25/48	49,225	49,176
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C04, Class 1M2, (1 Month US LIBOR + 4.25%), 4.918%, 1/25/29	2,106,862	2,164,028
Connecticut Avenue Securities FRB Ser. 14-C03, Class 2M2, (1 Month US LIBOR + 2.90%), 3.568%, 7/25/24	2,053,189	2,074,739
Connecticut Avenue Securities FRB Ser. 14-C02, Class 2M2, (1 Month US LIBOR + 2.60%), 3.268%, 5/25/24	675,663	682,932
First Franklin Mortgage Loan Trust
FRB Ser. 04-FF7, Class M1, (1 Month US LIBOR + 0.87%), 1.538%, 9/25/34	349,712	348,164
FRB Ser. 05-FF9, Class A4, (1 Month US LIBOR + 0.72%), 1.388%, 10/25/35	446,253	444,945
FRB Ser. 05-FF12, Class M1, (1 Month US LIBOR + 0.68%), 1.343%, 11/25/36	90,341	90,243
FRB Ser. 06-FF3, Class A2C, (1 Month US LIBOR + 0.58%), 1.248%, 2/25/36	4,010,908	3,989,007
FRB Ser. 06-FF7, Class 1A, (1 Month US LIBOR + 0.28%), 0.948%, 5/25/36	5,113,735	5,042,191
FWD Securitization Trust 144A
Ser. 19-INV1, Class A1, 2.81%, 6/25/49(WAC)	3,800,835	3,771,469
FRB Ser. 20-INV1, Class A1, 2.24%, 1/25/50(WAC)	3,098,378	3,024,946
Galton Funding Mortgage Trust 144A Ser. 19-2, Class A22, 3.50%, 6/25/59(WAC)	3,295,188	3,287,901
GCAT Trust 144A Ser. 19-NQM3, Class A1, 2.686%, 11/25/59(WAC)	3,098,981	3,053,360
GS Mortgage-Backed Securities Trust 144A Ser. 20-NQM1, Class A1, 1.382%, 9/27/60(WAC)	2,163,198	2,051,793
GSAA Home Equity Trust
FRB Ser. 05-8, Class A3, (1 Month US LIBOR + 0.86%), 1.528%, 6/25/35	1,018,918	1,018,918
FRB Ser. 06-2, Class 2A4, (1 Month US LIBOR + 0.62%), 1.288%, 12/25/35	4,291,250	4,227,943
GSAMP Trust FRB Ser. 06-HE7, Class A2D, (1 Month US LIBOR + 0.23%), 1.128%, 10/25/46	337,037	321,028
Home Equity Asset Trust
FRB Ser. 06-1, Class M2, (1 Month US LIBOR + 0.46%), 1.358%, 4/25/36	3,820,918	3,802,772
FRB Ser. 06-4, Class 1A1, (1 Month US LIBOR + 0.16%), 0.988%, 8/25/36	2,601,372	2,581,593
Home Re, Ltd. 144A FRB Ser. 18-1, Class M1, (1 Month US LIBOR + 1.60%), 2.268%, 10/25/28 (Bermuda)	2,462,849	2,440,174
HomeBanc Mortgage Trust FRB Ser. 05-4, Class A1, (1 Month US LIBOR + 0.54%), 1.208%, 10/25/35	1,308,289	1,305,141
Homeward Opportunities Fund I Trust 144A Ser. 20-2, Class A1, 1.657%, 5/25/65(WAC)	1,595,324	1,578,411
Imperial Fund Mortgage Trust 144A Ser. 22-NQM2, Class A1, 3.638%, 3/25/67	8,643,165	8,480,345
JPMorgan Mortgage Acquisition Trust FRB Ser. 07-CH2, Class MV1, (1 Month US LIBOR + 0.28%), 0.948%, 1/25/37	4,575,471	4,555,685
JPMorgan Resecuritization Trust 144A Ser. 14-1, Class 7A1, 3.00%, 6/26/35	1,557,517	1,544,178
Long Beach Mortgage Loan Trust
FRB Ser. 05-2, Class M5, (1 Month US LIBOR + 0.98%), 1.643%, 4/25/35	1,665,912	1,661,934
FRB Ser. 04-1, Class M1, (1 Month US LIBOR + 0.75%), 1.418%, 2/25/34	343,462	339,817
MASTR Asset-Backed Securities Trust FRB Ser. 06-FRE1, Class A4, (1 Month US LIBOR + 0.58%), 1.248%, 12/25/35	371,224	368,868
MFA Trust 144A Ser. 21-NQM1, Class A1, 1.153%, 4/25/65(WAC)	8,806,540	8,405,262
MFRA Trust 144A Ser. 20-NQM1, Class A1, 1.479%, 3/25/65(WAC)	1,944,039	1,883,046
Morgan Stanley ABS Capital I, Inc. Trust FRB Ser. 06-NC1, Class M1, (1 Month US LIBOR + 0.57%), 1.238%, 12/25/35	5,287,450	5,262,621
Nationstar Home Equity Loan Trust FRB Ser. 07-B, Class 2AV4, (1 Month US LIBOR + 0.32%), 0.988%, 4/25/37	5,314,148	5,259,325
New Century Home Equity Loan Trust FRB Ser. 05-C, Class A2D, (1 Month US LIBOR + 0.68%), 1.348%, 12/25/35	1,134,819	1,130,627
New Residential Mortgage Loan Trust 144A
Ser. 19-NQM4, Class A1, 2.492%, 9/25/59(WAC)	2,444,744	2,374,336
Ser. 20-NQM1, Class A1, 2.464%, 1/26/60(WAC)	1,529,817	1,496,773
FRB Ser. 18-4A, Class 4A, (1 Month US LIBOR + 0.75%), 1.418%, 1/25/48	5,038,742	4,985,918
Nomura Home Equity Loan, Inc./Home Equity Loan Trust FRB Ser. 05-FM1, Class M2, (1 Month US LIBOR + 0.74%), 1.403%, 5/25/35	279,762	279,211
OBX Trust 144A
Ser. 20-EXP2, Class A8, 3.00%, 5/25/60(WAC)	1,391,451	1,350,216
Ser. 20-EXP2, Class A3, 2.50%, 5/25/60(WAC)	14,634,740	13,799,998
Onslow Bay Financial, LLC Trust 144A FRB Ser. 20-EXP3, Class 2A1, (1 Month US LIBOR + 0.90%), 1.568%, 1/25/60	614,027	605,353
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates Asset Backed Pass-Through Certificates FRB Ser. 04-MHQ1, Class M3, (1 Month US LIBOR + 1.28%), 1.943%, 12/25/34	1,046,623	1,047,511
Radnor Re, Ltd. 144A FRB Ser. 19-1, Class M1B, (1 Month US LIBOR + 1.95%), 2.618%, 2/25/29 (Bermuda)	3,851,475	3,826,774
RASC Series Trust FRB Ser. 06-KS6, Class A4, (1 Month US LIBOR + 0.25%), 0.918%, 8/25/36	1,762,045	1,753,388
Residential Asset Mortgage Products Trust
FRB Ser. 05-RS2, Class M4, (1 Month US LIBOR + 1.08%), 1.748%, 2/25/35	869,249	868,947
FRB Ser. 05-RS6, Class M4, (1 Month US LIBOR + 0.98%), 1.643%, 6/25/35	934,052	943,393
FRB Ser. 05-EFC4, Class M4, (1 Month US LIBOR + 0.59%), 1.553%, 9/25/35	3,236,537	3,228,469
FRB Ser. 06-EFC2, Class A4, (1 Month US LIBOR + 0.22%), 0.888%, 12/25/36	901,546	896,138
Residential Asset Securities Corp., Trust
FRB Ser. 05-KS1, Class M2, (1 Month US LIBOR + 0.75%), 1.793%, 2/25/35	1,671,315	1,654,520
FRB Ser. 04-KS10, Class M1, (1 Month US LIBOR + 0.90%), 1.568%, 11/25/34	1,133,900	1,133,437
FRB Ser. 06-KS3, Class M1, (1 Month US LIBOR + 0.33%), 1.163%, 4/25/36	2,110,917	2,082,525
FRB Ser. 06-KS7, Class A4, (1 Month US LIBOR + 0.24%), 0.908%, 9/25/36	218,545	217,896
Residential Mortgage Loan Trust 144A
Ser. 19-2, Class A1, 2.913%, 5/25/59(WAC)	476,131	473,577
Ser. 19-3, Class A1, 2.633%, 9/25/59(WAC)	3,022,594	2,963,913
Securitized Asset Backed Receivables, LLC Trust FRB Ser. 06-CB1, Class AV1, (1 Month US LIBOR + 0.48%), 1.148%, 1/25/36	4,740,759	4,689,127
SG Residential Mortgage Trust 144A
Ser. 22-1, Class A1, 3.166%, 3/27/62(WAC)	7,928,685	7,591,716
Ser. 19-3, Class A1, 2.703%, 9/25/59(WAC)	192,260	189,226
Soundview Home Loan Trust
FRB Ser. 05-OPT3, Class M1, (1 Month US LIBOR + 0.47%), 1.373%, 11/25/35	4,677,750	4,646,860
FRB Ser. 06-OPT1, Class 2A4, (1 Month US LIBOR + 0.27%), 1.208%, 3/25/36	1,932,880	1,924,205
Starwood Mortgage Residential Trust 144A
Ser. 22-2, Class A1, 3.122%, 2/25/67(WAC)	8,566,765	8,266,887
FRB Ser. 20-2, Class A1, 2.718%, 4/25/60(WAC)	959,305	958,055
Ser. 19-INV1, Class A1, 2.61%, 9/27/49(WAC)	1,316,731	1,317,181
Ser. 21-4, Class A1, 1.162%, 8/25/56(WAC)	10,775,994	10,119,024
Starwood Residential Mortgage Trust 144A Ser. 21-1, Class A1, 1.219%, 5/25/65(WAC)	7,457,537	7,131,263
Structured Asset Investment Loan Trust FRB Ser. 05-HE3, Class M1, (1 Month US LIBOR + 0.72%), 1.388%, 9/25/35	3,348,656	3,323,950
Structured Asset Securities Corp Mortgage Loan Trust FRB Ser. 06-OPT1, Class A5, (1 Month US LIBOR + 0.26%), 0.928%, 4/25/36	332,449	331,417
Structured Asset Securities Corp. FRB Ser. 05-WF1, Class M1, (1 Month US LIBOR + 0.66%), 1.328%, 2/25/35	1,535,487	1,530,362
Structured Asset Securities Corp. Mortgage Loan Trust
FRB Ser. 05-NC2, Class M5, (1 Month US LIBOR + 0.93%), 1.598%, 5/25/35	2,588,331	2,573,330
FRB Ser. 06-WF1, Class M4, (1 Month US LIBOR + 0.65%), 1.313%, 2/25/36	1,517,932	1,513,763
Towd Point HE Trust 144A Ser. 21-HE1, Class A1, 0.918%, 2/25/63(WAC)	8,904,138	8,544,028
Towd Point Mortgage Trust 144A
Ser. 15-2, Class 2M1, 3.75%, 11/25/57(WAC)	2,045,747	2,048,116
Ser. 22-SJ1, Class A1B, 3.612%, 3/25/62(WAC)	9,076,305	8,948,502
Ser. 18-1, Class A1, 3.00%, 1/25/58(WAC)	5,170,014	5,110,791
Ser. 17-3, Class A1, 2.75%, 7/25/57(WAC)	3,808,834	3,800,945
FRB Ser. 19-HY2, Class A1, (1 Month US LIBOR + 1.00%), 1.668%, 5/25/58	788,434	783,690
FRB Ser. 19-HY1, Class A1, (1 Month US LIBOR + 1.00%), 1.668%, 10/25/48	6,233,005	6,200,781
Verus Securitization Trust 144A
Ser. 19-INV2, Class A1, 2.913%, 7/25/59(WAC)	8,215,481	8,214,676
Ser. 19-INV3, Class A1, 2.692%, 11/25/59(WAC)	3,100,240	3,092,637
Ser. 19-4, Class A1, 2.642%, 11/25/59	5,716,525	5,704,030
Ser. 20-1, Class A1, 2.417%, 1/25/60	1,165,928	1,154,128
Ser. 20-5, Class A1, 1.218%, 5/25/65	7,391,211	7,098,670
Wells Fargo Home Equity Asset-Backed Securities Trust FRB Ser. 05-3, Class M6, (1 Month US LIBOR + 1.01%), 1.673%, 11/25/35	827,761	825,268

		441,311,130

Total mortgage-backed securities (cost $453,947,411)		$442,156,865

REPURCHASE AGREEMENTS (0.7%)(a)
	Principal amount	Value
Interest in $75,000,000 tri-party term repurchase agreement dated 4/29/2022 with BNP Paribas, 0.490% (collateralized by Corporate Debt Securities with coupon rates ranging from 0.000% to 8.600% and due dates ranging from 6/12/2022 to perpetual maturity, valued at $78,753,495) (France)(IR)(EG)	$75,000,000	$75,000,000
Interest in $25,000,000 tri-party term repurchase agreement dated 4/29/2022 with RBC Capital Markets, LLC, 0.540% (collateralized by Corporate Debt Securities with coupon rates ranging from 0.697% to 7.000% and due dates ranging from 2/23/2023 to 3/7/2082, valued at $26,251,731) (Canada)(IR)(EG)	25,000,000	25,000,000

Total repurchase agreements (cost $100,000,000)		$100,000,000

CERTIFICATES OF DEPOSIT (0.5%)(a)
	Yield (%)	Maturity date	Principal amount	Value
Credit Suisse AG/New York, NY FRN	0.818	1/19/24	$23,750,000	$23,623,390
Svenska Handelsbanken/New York, NY FRN (Sweden)	0.680	3/2/23	47,000,000	46,993,181

Total certificates of deposit (cost $70,750,000)				$70,616,571

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (—%)(a)
	Principal amount	Value
U.S. Government Agency Mortgage Obligations (—%)
Federal National Mortgage Association Pass-Through Certificates
6.00%, 5/1/23	$24	$24
5.50%, 11/1/23	3	3

Total U.S. government and agency mortgage obligations (cost $29)		$27
TOTAL INVESTMENTS

Total investments (cost $13,651,452,909)		$13,575,143,556

	Key to holding's abbreviations
BKNT	Bank Note
DAC	Designated Activity Company
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GMTN	Global Medium Term Notes
LIBOR	London Interbank Offered Rate
MTN	Medium Term Notes
PO	Principal Only
SOFR	Secured Overnight Financing Rate
	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2021 through April 30, 2022 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $13,543,022,874.
	Affiliated company. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 7/31/21	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 4/30/22
	Short-term investments
	Putnam Short Term Investment Fund*	$—	$1,123,825,654	$1,123,825,654	$31,025	$—

	Total Short-term investments	$—	$1,123,825,654	$1,123,825,654	$31,025	$—
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(R)	Real Estate Investment Trust.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
(IR)	Repurchase agreements with a maturity of more than seven days are considered to be illiquid investments.
(EG)	Maturity date of the repurchase agreement is thirty-five days from the purchase date unless both parties agree to roll the transaction. Maturity value of the repurchase agreement will equal the principal amount of the repurchase agreement plus interest.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY
	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	66.4%
	Canada	9.6
	United Kingdom	4.5
	Japan	3.7
	Australia	3.2
	France	2.9
	Netherlands	2.0
	Sweden	1.6
	Switzerland	1.6
	Spain	0.8
	Germany	0.8
	Italy	0.7
	Norway	0.7
	Finland	0.6
	Ireland	0.5
	Other	0.4

	Total	100.0%
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Repurchase agreements: The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements, which totaled $105,005,226 at the end of the reporting period, is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
	Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$1,030,045,653	$—
Certificates of deposit	—	70,616,571	—
Commercial paper	—	2,749,020,201	—
Corporate bonds and notes	—	9,183,304,239	—
Mortgage-backed securities	—	442,156,865	—
Repurchase agreements	—	100,000,000	—
U.S. government and agency mortgage obligations	—	27	—

Totals by level	$—	$13,575,143,556	$—

The following is a reconciliation of Level 3 assets as of the close of the reporting period:
Investments in securities:	Balance as of July 31, 2021	Accrued discounts/ premiums	Realized gain/ (loss)	Change in net unrealized appreciation/ (depreciation)	Cost of purchases	Proceeds from sales	Total transfers into Level 3†	Total transfers out of Level 3†	Balance as of April 30, 2022
Asset-backed securities	$397,593,713	$—	$1,493,888	$(112,135)	$6,701,000	$(273,538,000)	$—	$(132,138,466)	$—

Totals	$397,593,713	$—	$1,493,888	$(112,135)	$6,701,000	$(273,538,000)	$—	$(132,138,466)	$—
† Transfers during the reporting period did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com